Filed Pursuant to
                                                                     Rule 497(d)

                           TAX EXEMPT SECURITIES TRUST

                    Prospectus Supplement dated June 24, 2004


           Effective June 23, 2004, The Bank of New York became the Trustee replacing JPMorgan Chase Bank.

                     The Bank of New York
                     2 Hanson Place, 12th Floor
                     Brooklyn, New York  11217
                     (877) 363-3613